Invested Assets and Investment Income - Schedule of Other Invested Assets Include Investments in Associates and Joint Ventures Accounted Using Equity Method (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Investments in associates carrying value	$ 10,733	$ 10,323
Percentage of investments in associates carrying value	100.00%	100.00%
Leveraged leases [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Investments in associates carrying value	$ 3,790	$ 3,840
Percentage of investments in associates carrying value	35.00%	37.00%
Timber and agriculture [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Investments in associates carrying value	$ 854	$ 822
Percentage of investments in associates carrying value	8.00%	8.00%
Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Investments in associates carrying value	$ 1,704	$ 1,876
Percentage of investments in associates carrying value	16.00%	18.00%
Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Investments in associates carrying value	$ 443	$ 487
Percentage of investments in associates carrying value	4.00%	5.00%
Infrastructure [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Investments in associates carrying value	$ 3,942	$ 3,298
Percentage of investments in associates carrying value	37.00%	32.00%